SUPPLEMENT dated June 22, 2005

                              To the PROSPECTUS of

                   Mellon Institutional Group of Equity Funds:
                     The Boston Company Large Cap Core Fund
                     The Boston Company Small Cap Value Fund
                    The Boston Company Small Cap Growth Fund
                          (Institutional Class Shares)
               The Boston Company Small Capitalization Equity Fund
             The Boston Company Small Cap Tax-Sensitive Equity Fund
                The Boston Company International Core Equity Fund
                 The Boston Company International Small Cap Fund
                   The Boston Company World ex-U.S. Value Fund
      (formerly The Boston Company International Value Opportunities Fund)

                             Dated January 31, 2005
                           (as revised April 15, 2005)

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The following replaces the information in the bar chart for Small Capitalization
Equity Fund on page 7 of the attached prospectus:

     The performance of the Small Capitalization Equity Fund for the calendar year 1997 was 15.16%.


           INVESTORS SHOULD RETAIN THIS SUPPLEMENT WITH THE PROSPECTUS
                              FOR FUTURE REFERENCE